10. TRANSACTIONS WITH AND AMOUNTS OWING TO RELATED PARTIES: Schedule of option-based payments and compensation (Details) - CAD ($)	12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2020
Details
Remuneration or fees	$ 186,625	$ 184,400	$ 288,713
Option based payments (non-cash item)	3,836,669	221,193	545,662
Total compensation for key management personnel	$ 4,023,293	$ 405,593	$ 834,375